UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22917

Absolute Shares Trust
(Exact name of registrant as specified in charter)

Millington Securities, Inc.
331 Newman Springs Rd Suite 105
Red bank, New Jersey 07701
(Address of principal executive offices) (Zip code)

Don Schreiber, Jr.
Millington Securities, Inc.
331 Newman Springs Rd Suite 105
Red Bank, New Jersey 07701
(Name and address of agent for service)

(732) 842-4920
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2021

Item 1. Reports to Stockholders.

[Insert full text of semi-annual or annual report here]

SEMI-ANNUAL REPORT

December 31, 2021

WBI BullBear Value 3000 ETF | WBIF
WBI BullBear Yield 3000 ETF | WBIG
WBI BullBear Quality 3000 ETF | WBIL
WBI BullBear Global Income ETF | WBII
WBI Power Factor® High Dividend ETF | WBIY
WBI BullBear Trend Switch US 3000 Total Return ETF | WBIT

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, reports will be made available on www.wbietfs.com  and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Absolute Shares Trust
Table of Contents

Portfolio Allocations	1

Schedules of Investments	2

Statements of Assets and Liabilities	9

Statements of Operations	11

Statements of Changes in Net Assets	13

Financial Highlights	15

Notes to Financial Statements	18

Expense Examples	27

Information About the Portfolio Holdings	29

Information About Proxy Voting	29

Information About the Funds’ Trustees	29

Frequency Distributions of Premiums and Discounts	29

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Absolute Shares Trust
Portfolio Allocations

As of December 31, 2021 (Unaudited)
WBI BullBear Value 3000 ETF
Percentage of
Industry Group	Net Assets
Technology Hardware
& Equipment	17.7%
Energy	13.2%
Insurance	12.5%
Food, Beverage & Tobacco	8.9%
Transportation	8.0%
Pharmaceuticals, Biotechnology
& Life Sciences	5.8%
Health Care Equipment
& Services	5.1%
Household & Personal Products	5.0%
Consumer Services	4.9%
Commercial &
Professional Services	4.4%
Semiconductors &
Semiconductor Equipment	3.4%
Automobiles & Components	3.1%
Capital Goods	2.3%
Banks	1.7%
Short-Term Investments
and Other Assets and Liabilities	4.0%
TOTAL	100.0%

WBI BullBear Yield 3000 ETF
Percentage of
Industry Group	Net Assets
Energy	20.1%
Technology Hardware
& Equipment	16.6%
Food, Beverage & Tobacco	13.5%
Pharmaceuticals, Biotechnology
& Life Sciences	9.6%
Semiconductors &
Semiconductor Equipment	8.7%
Insurance	6.8%
Health Care Equipment
& Services	4.8%
Diversified Financials	4.5%
Banks	4.4%
Real Estate	4.0%
Automobiles & Components	3.1%
Short-Term Investments
and Other Assets and Liabilities	3.9%
TOTAL	100.0%

WBI BullBear Quality 3000 ETF
Percentage of
Industry Group	Net Assets
Capital Goods	19.1%
Energy	13.4%
Technology Hardware
& Equipment	10.8%
Semiconductors &
Semiconductor Equipment	10.0%
Diversified Financials	8.1%
Software & Services	7.9%
Materials	5.1%
Pharmaceuticals, Biotechnology
& Life Science	4.9%
Insurance	4.8%
Health Care Equipment
& Services	3.4%
Real Estate	3.2%
Automobiles & Components	3.1%
Banks	2.0%
Short-Term Investments
and Other Assets and Liabilities	4.2%
TOTAL	100.0%

WBI BullBear Global Income ETF
Percentage of
Industry Group	Net Assets
Exchange Traded Funds	98.0%
Short-Term Investments
and Other Assets and Liabilities	2.0%
TOTAL	100.0%

WBI Power Factor™ High Dividend ETF
Percentage of
Industry Group	Net Assets
Materials	20.4%
Food, Beverage & Tobacco	11.9%
Insurance	7.9%
Pharmaceuticals, Biotechnology
& Life Sciences	7.4%
Software & Services	7.3%
Utilities	6.7%
Banks	6.3%
Diversified Financials	5.9%
Telecommunication Services	5.9%
Retailing	5.3%
Health Care Equipment
& Services	4.6%
Media & Entertainment	2.3%
Technology Hardware
& Equipment	2.3%
Energy	1.9%
Consumer Durables & Apparel	1.7%
Consumer Services	1.2%
Short-Term Investments
and Other Assets and Liabilities	1.0%
TOTAL	100.0%

WBI BullBear Trend Switch
US 3000 Total Return ETF
Percentage of
Industry Group	Net Assets
Exchange Traded Funds	99.1%
Short-Term Investments
and Other Assets and Liabilities	0.9%
TOTAL	100.0%

Absolute Shares Trust
WBI BullBear Value 3000 ETF
Schedule of Investments
As of December 31, 2021 (Unaudited)
Shares	Security Description	Value
COMMON STOCKS — 96.0%

Automobiles & Components — 3.1%
72,675	Ford Motor Company	$1,509,460

Banks — 1.7%
35,569	KeyCorp	822,711

Capital Goods — 2.3%
2,152	W.W. Grainger, Inc.	1,115,252

Commercial & Professional Services — 4.4%
12,993	Waste Management, Inc.	2,168,532

Consumer Services — 4.9%
15,969	Darden Restaurants, Inc.	2,405,570

Energy — 13.2%
77,884	Baker Hughes	1,873,889
16,309	ConocoPhillips	1,177,184
23,764	Devon Energy Corp. +	1,046,804
8,920	Diamondback Energy, Inc.	962,022
23,215	Exxon Mobil Corp.	1,420,526
		6,480,425

Food, Beverage & Tobacco — 8.9%
30,566	Archer Daniels Midland Company	2,065,956
11,743	Hershey Company	2,271,918
		4,337,874

Health Care Equipment & Services — 5.1%
18,892	AmerisourceBergen Corp.	2,510,558

Household & Personal Products — 5.0%
28,628	Colgate-Palmolive Company	2,443,113

Insurance — 12.5%
44,424	Fidelity National Financial, Inc.	2,318,044
24,046	First American Financial Corp.	1,881,119
8,075	Willis Towers Watson PLC — ADR (a)	1,917,732
		6,116,895

Pharmaceuticals, Biotechnology & Life Sciences — 5.8%
17,708	AbbVie, Inc.	2,397,663
1,868	Amgen, Inc.	420,244
		2,817,907

Semiconductors & Semiconductor Equipment — 3.4%
2,351	Lam Research Corp.	1,690,722

Technology Hardware & Equipment — 17.7%
35,199	Cisco Systems, Inc.	2,230,561
50,797	HP, Inc.	1,913,523
24,859	NetApp, Inc.	2,286,779
19,936	Seagate Technology
	Holdings PLC — ADR (a)	2,252,369
		8,683,232

Transportation — 8.0%
51,312	CSX Corp.	1,929,331
6,664	Norfolk Southern Corp.	1,983,939
		3,913,270
TOTAL COMMON STOCKS
(Cost $44,837,892)		47,015,521

SHORT TERM INVESTMENT — 4.0%
1,948,783	U.S. Bank Money Market
	Deposit Account, 0.00% (b)	1,948,783

TOTAL SHORT TERM INVESTMENT
(Cost $1,948,783)		1,948,783

INVESTMENT PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING — 0.1%
62,024	Mount Vernon Liquid Assets
	Portfolio, LLC, 0.12% (c)(d)	62,024

TOTAL INVESTMENT PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $62,024)		62,024

TOTAL INVESTMENTS — 100.1%
(Cost $46,848,699)		49,026,328
Liabilities in Excess of Other Assets — (0.1)%		(71,371)
NET ASSETS — 100.0%		$48,954,957
_________
ADR	American Depository Receipt
PLC	Public Limited Company
+	All or portion of this security is on loan as of December 31, 2021. Total value of securities on loan is $61,053.
(a)	Foreign issued security. Foreign concentration is as follows: Ireland: 8.52%.
(b)	Rounded to 0.00.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2021.
(d)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI BullBear Yield 3000 ETF
Schedule of Investments
As of December 31, 2021 (Unaudited)
Shares	Security Description	Value

COMMON STOCKS — 92.1%

Automobiles & Components — 3.1%
65,207	Ford Motor Company	$1,354,349

Banks — 4.4%
81,373	KeyCorp +	1,882,157

Diversified Financials — 4.5%
57,464	Franklin Resources, Inc.	1,924,469

Energy — 20.1%
69,914	Baker Hughes. +	1,682,131
17,502	Chevron Corp.	2,053,860
14,566	ConocoPhillips	1,051,374
7,927	Diamondback Energy, Inc.	854,927
17,629	EOG Resources, Inc.	1,565,984
24,191	Exxon Mobil Corp.	1,480,247
		8,688,523

Food, Beverage & Tobacco — 13.5%
42,519	Altria Group, Inc.	2,014,975
28,001	Archer Daniels Midland Company	1,892,588
22,380	Tyson Foods, Inc. — Class A	1,950,641
		5,858,204

Health Care Equipment & Services — 4.8%
15,742	AmerisourceBergen Corp.	2,091,954

Insurance — 6.8%
20,685	Aflac, Inc.	1,207,797
22,020	First American Financial Corp.	1,722,625
		2,930,422

Pharmaceuticals, Biotechnology & Life Sciences — 9.6%
16,743	AbbVie, Inc.	2,267,002
26,099	Gilead Sciences, Inc.	1,895,049
		4,162,051

Semiconductors & Semiconductor Equipment — 8.7%
7,596	Applied Materials, Inc.	1,195,307
2,563	Lam Research Corp.	1,843,181
3,817	Texas Instruments, Inc.	719,390
		3,757,878

Technology Hardware & Equipment — 16.6%
31,368	Cisco Systems, Inc.	1,987,790
44,481	Hewlett Packard Enterprise Company +	701,465
45,811	HP, Inc.	1,725,700
10,553	NetApp, Inc.	970,771
16,076	Seagate Technology
	Holdings PLC — ADR (a)	1,816,267
		7,201,993
TOTAL COMMON STOCKS
(Cost $38,324,484)		39,852,000

REIT — 4.0%

Real Estate — 4.0%
33,051	Iron Mountain, Inc. +	1,729,559
TOTAL REIT
(Cost $1,032,861)		1,729,559

SHORT TERM INVESTMENT — 3.8%
1,641,131	U.S. Bank Money Market
	Deposit Account, 0.00% (b)	1,641,131
TOTAL SHORT TERM INVESTMENT
(Cost $1,641,131)		1,641,131

INVESTMENT PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING — 6.9%
3,001,160	Mount Vernon Liquid Assets
	Portfolio, LLC, 0.12% (c)(d)	3,001,160

TOTAL INVESTMENT PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $3,001,160)		3,001,160

TOTAL INVESTMENTS — 106.8%
(Cost $43,999,636)		46,223,850
Liabilities in Excess of Other Assets — (6.8)%		(2,959,286)
NET ASSETS — 100.0%		$43,264,564
_________
PLC	Public Limited Company
ADR	American Depository Receipt
+	All or portion of this security is on loan as of December 31, 2021. Total value of securities on loan is $2,927,899.
(a)	Foreign issued security. Foreign concentration is as follows: Ireland: 4.20%.
(b)	Rounded to 0.00.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2021.
(d)	Privately offered liquidity fund.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI BullBear Quality 3000 ETF
Schedule of Investments
As of December 31, 2021 (Unaudited)
Shares	Security Description	Value

COMMON STOCKS — 92.6%

Automobiles & Components — 3.1%
64,043	Ford Motor Company	$1,330,173

Banks — 2.0%
36,715	KeyCorp	849,218

Capital Goods — 19.1%
10,185	Dover Corp.	1,849,596
5,426	Northrop Grumman Corp.	2,100,242
13,498	Simpson Manufacturing Company, Inc.	1,877,167
6,687	Trane Technologies PLC — ADR (a)	1,350,974
1,858	W.W. Grainger, Inc.	962,890
		8,140,869

Diversified Financials — 8.1%
1,798	BlackRock, Inc.	1,646,177
21,288	The Charles Schwab Corp.	1,790,321
		3,436,498

Energy — 13.4%
11,131	ConocoPhillips	803,436
20,265	Devon Energy Corp.	892,673
11,490	Diamondback Energy, Inc.	1,239,196
22,365	EOG Resources, Inc.	1,986,683
13,350	Exxon Mobil Corp.	816,887
		5,738,875

Health Care Equipment & Services — 3.4%
4,857	Abbott Laboratories	683,574
800	Anthem, Inc.	370,832
4,395	Cerner Corp.	408,164
		1,462,570

Insurance — 4.8%
11,764	Marsh & McLennan Companies, Inc.	2,044,818

Materials — 5.1%
27,714	Louisiana-Pacific Corp.	2,171,392

Pharmaceuticals, Biotechnology & Life Sciences — 4.9%
15,452	AbbVie, Inc.	2,092,201

Semiconductors & Semiconductor Equipment — 10.0%
2,824	Lam Research Corp.	2,030,880
3,382	Teradyne, Inc.	553,058
8,825	Texas Instruments, Inc.	1,663,248
		4,247,186

Software & Services — 7.9%
14,750	Paychex, Inc.	2,013,375
16,742	SS&C Technologies Holdings, Inc.	1,372,509
		3,385,884

Technology Hardware & Equipment — 10.8%
32,775	Cisco Systems, Inc.	2,076,952
53,678	Hewlett Packard Enterprise Company	846,502
10,389	TE Connectivity, LTD. — ADR (a)	1,676,161
		4,599,615

TOTAL COMMON STOCKS
(Cost $37,282,533)		39,499,299

REIT — 3.2%

Real Estate — 3.2%
26,111	Iron Mountain, Inc. +	1,366,389

TOTAL REIT
(Cost $805,156)		1,366,389

SHORT TERM INVESTMENT — 4.2%
1,806,814	U.S. Bank Money Market
	Deposit Account, 0.00% (b)	1,806,814

TOTAL SHORT TERM INVESTMENT
(Cost $1,806,814)		1,806,814

INVESTMENT PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING — 3.1%
1,333,269	Mount Vernon Liquid Assets
	Portfolio, LLC, 0.12% (c)(d)	1,333,269

TOTAL INVESTMENT PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $1,333,269)		1,333,269

TOTAL INVESTMENTS — 103.1%
(Cost $41,227,772)		44,005,771
Liabilities in Excess of Other Assets — (3.1)%		(1,335,552)
NET ASSETS — 100.0%		$42,670,219
_________
PLC	Public Limited Company
ADR	American Depository Receipt
+	All or portion of this security is on loan as of December 31, 2021. Total value of securities on loan is $1,298,046.
(a)	Foreign issued security. Foreign concentration is as follows: Switzerland: 3.93%, Ireland: 3.17%.
(b)	Rounded to 0.00.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2021.
(d)	Privately offered liquidity fund.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI BullBear Global Income ETF
Schedule of Investments
As of December 31, 2021 (Unaudited)
Shares	Security Description	Value

EXCHANGE TRADED FUNDS — 98.0%
126,396	iShares iBoxx High Yield
	Corporate Bond ETF +	$10,997,716
39,879	iShares TIPS Bond ETF +	5,152,367
333,323	iShares U.S. Preferred Stock ETF +	13,142,926
278,959	Xtrackers USD High Yield
	Corporate Bond ETF +	11,113,726
332,526	VanEck Vectors Fallen Angel
	High Yield Bond ETF	10,963,382

TOTAL EXCHANGE TRADED FUNDS
(Cost $50,978,175)		51,370,117

SHORT TERM INVESTMENT — 2.1%
1,103,336	U.S. Bank Money Market
	Deposit Account, 0.00% (a)	1,103,336

TOTAL SHORT TERM INVESTMENT
(Cost $1,103,336)		1,103,336

INVESTMENT PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING — 33.7%
17,681,986	Mount Vernon Liquid Assets
	Portfolio, LLC, 0.12% (b)(c)	17,681,986

TOTAL INVESTMENT PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $17,681,986)		17,681,986

TOTAL INVESTMENTS — 133.8%
(Cost $69,763,497)		70,155,439
Liabilities in Excess of Other Assets — (33.8)%		(17,720,787)
NET ASSETS — 100.0%		$52,434,652
_________
+	All or portion of this security is on loan as of December 31, 2021. Total value of securities on loan is $17,296,062.
(a)	Rounded to 0.00.
(b)	The rate quoted is the annualized seven-day yield as of December 31, 2021.
(c)	Privately offered liquidity fund.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI Power Factor® High Dividend ETF
Schedule of Investments
As of December 31, 2021 (Unaudited)
Shares	Security Description	Value

COMMON STOCKS — 99.0%

Banks — 6.3%
2,105	ACNB Corp.	$65,844
2,445	Ames National Corp.	59,878
18,717	First Financial Bancorp +	456,320
56,721	First Horizon Corp. +	926,254
47,336	FNB Corp. +	574,186
27,361	Fulton Financial Corp. +	465,137
83,236	People’s United Financial, Inc.	1,483,265
4,284	The First Bancorp Inc.	134,518
		4,165,402

Consumer Durables & Apparel — 1.7%
23,635	Ethan Allen Interiors, Inc. +	621,364
7,100	Sturm Ruger & Company, Inc. +	482,942
		1,104,306

Consumer Services — 1.2%
35,116	H&R Block, Inc.	827,333

Diversified Financials — 5.9%
9,305	Artisan Partners Asset
	Management, Inc. — Class A +	443,290
19,900	Douglas Elliman, Inc. *	228,850
41,959	Navient Corp. +	890,370
31,497	OneMain Holdings, Inc.	1,576,110
25,641	Virtu Financial, Inc. — Class A	739,230
		3,877,850

Energy — 1.9%
63,540	Equitrans Midstream Corp. +	657,003
20,617	Hess Midstream LP — Class A	569,648
		1,226,651

Food, Beverage & Tobacco — 11.9%
39,267	Philip Morris International, Inc.	3,730,365
85,058	The Kraft Heinz Company +	3,053,582
11,255	Universal Corp.	618,125
39,800	Vector Group LTD. +	456,904
		7,858,976

Health Care Equipment & Services — 4.6%
58,588	Cardinal Health, Inc.	3,016,696

Insurance — 7.9%
8,017	Mercury General Corp.	425,382
37,318	Old Republic International Corp.	917,277
14,133	Principal Financial Group, Inc.	1,022,240
5,533	Safety Insurance Group, Inc. +	470,471
32,625	Universal Insurance Holdings, Inc. +	554,625
72,317	Unum Group	1,776,829
		5,166,823

Materials — 20.4%
66,080	Dow, Inc.	3,748,058
35,022	Glatfelter Corp. +	602,378
43,822	International Paper Company	2,058,758
32,231	LyondellBasell Industries N.V. —
	Class A — ADR (a)	2,972,665
49,710	Newmont Corp.	3,083,014
15,109	Schweitzer-Mauduit International, Inc.	451,759
79,194	SunCoke Energy, Inc. +	521,888
		13,438,520

Media & Entertainment — 2.3%
20,440	Omnicom Group, Inc. +	1,497,639

Pharmaceuticals, Biotechnology & Life Sciences — 7.4%
35,826	AbbVie, Inc.	4,850,840

Retailing — 5.3%
38,023	Big 5 Sporting Goods Corp. +	722,817
22,026	Camping World
	Holdings, Inc. — Class A +	889,851
32,983	Cato Corp. — Class A +	565,988
14,785	Franchise Group, Inc. +	771,186
20,323	PetMed Express, Inc.	513,359
		3,463,201

Software & Services — 7.3%
22,103	International Business Machines Corp.	2,954,287
4,420	Kyndryl Holdings, Inc. *+	80,002
96,937	Western Union Company +	1,729,356
		4,763,645

Technology Hardware & Equipment — 2.3%
66,459	Xerox Holdings Corp. +	1,504,632

Telecommunication Services — 5.9%
74,760	Verizon Communications, Inc.	3,884,530

Utilities — 6.7%
16,725	Clearway Energy, Inc. +	602,602
24,555	South Jersey Industries, Inc. +	641,377
43,956	Southern Company	3,014,502
12,283	Star Group LP	132,288
		4,390,769
TOTAL COMMON STOCKS
(Cost $63,019,640)		65,037,814

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI Power Factor® High Dividend ETF
Schedule of Investments
As of December 31, 2021 (Unaudited)
Shares/
Amount	Security Description	Value

SHORT TERM INVESTMENT — 0.8%
549,085	U.S. Bank Money Market
	Deposit Account, 0.00% (b)	$549,085

TOTAL SHORT TERM INVESTMENT
(Cost $549,085)		549,085

INVESTMENT PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING — 24.5%
16,121,553	Mount Vernon Liquid Assets
	Portfolio, LLC, 0.12% (c)(d)	16,121,553

TOTAL INVESTMENT PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $16,121,553)		16,121,553

TOTAL INVESTMENTS — 124.3%
(Cost $79,690,278)		81,708,452
Liabilities in Excess of Other Assets — (24.3)%		(15,990,358)
NET ASSETS — 100.0%		$65,718,093
_________
ADR	American Depository Receipt
+	All or portion of this security is on loan as of December 31, 2021. Total value of securities on loan is $15,569,661.
*	Non-income producing security.
(a)	Foreign issued security. Foreign concentration is as follows: Netherlands: 4.52%.
(b)	Rounded to 0.00.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2021.
(d)	Privately offered liquidity fund.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
WBI BullBear Trend Switch US 3000 Total Return ETF
Schedule of Investments
As of December 31, 2021 (Unaudited)
Shares	Security Description	Value

EXCHANGE TRADED FUNDS — 99.1%
109,116	iShares iBoxx High Yield
	Corporate Bond ETF +	$9,494,183
245,426	Xtrackers USD High Yield
	Corporate Bond ETF	9,777,772
296,036	VanEck Vectors Fallen Angel
	High Yield Bond ETF	9,760,307

TOTAL EXCHANGE TRADED FUNDS
(Cost $28,806,961)		29,032,262

SHORT TERM INVESTMENT — 1.0%
288,561	U.S. Bank Money Market
	Deposit Account, 0.00% (a)	288,561

TOTAL SHORT TERM INVESTMENT
(Cost $288,561)		288,561

INVESTMENT PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING — 16.7%
4,903,010	Mount Vernon Liquid Assets
	Portfolio, LLC, 0.12% (b)(c)	4,903,010

TOTAL INVESTMENT PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $4,903,010)		4,903,010

TOTAL INVESTMENTS — 116.8%
(Cost $33,998,532)		34,223,833
Liabilities in Excess of Other Assets — (16.8)%		(4,917,913)
NET ASSETS — 100.0%		$29,305,920
_________
+	All or portion of this security is on loan as of December 31, 2021. Total value of securities on loan is $4,793,381.
(a)	Rounded to 0.00.
(b)	The rate quoted is the annualized seven-day yield as of December 31, 2021.
(c)	Privately offered liquidity fund.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Statements of Assets and Liabilities

As of December 31, 2021 (Unaudited)
				WBI BullBear
	WBI BullBear	WBI BullBear	WBI BullBear	Global
	Value 3000 ETF	Yield 3000 ETF	Quality 3000 ETF	Income ETF
ASSETS
Investments in securities, at value *+ (Note 2)	$49,026,328	$46,223,850	$44,005,769	$70,155,439
Dividends and interest receivable	27,463	74,288	30,011	1
Prepaid expenses and other assets	21,974	21,974	21,958	23,179
Return of Capital Receivable	3,262	2,913	2,226	—
Securities lending income receivable	100	254	243	3,209
Total Assets	49,079,127	46,323,279	44,060,207	70,181,828

LIABILITIES
Payables
Collateral received for securities loaned (Note 7)	62,024	3,001,160	1,333,269	17,681,986
Management fees	28,882	24,314	23,802	33,912
Administration and fund accounting fees	15,319	15,345	15,386	15,271
Audit fees	12,471	12,471	12,470	12,101
Chief Compliance Officer fee	644	643	643	644
Custody fees	1,559	1,508	1,372	1,093
Directors fees	37	37	37	36
Accrued other expenses	3,234	3,237	3,009	2,133
Total Liabilities	124,170	3,058,715	1,389,988	17,747,176
NET ASSETS	$48,954,957	$43,264,564	$42,670,219	$52,434,652

NET ASSETS CONSIST OF:
Paid-in capital	$49,073,666	$65,676,710	$46,680,850	$60,878,678
Total accumulated deficit	(118,709)	(22,412,146)	(4,010,631)	(8,444,026)
Net Assets	$48,954,957	$43,264,564	$42,670,219	$52,434,652
*Cost
Investments in securities	$46,848,699	$43,999,636	$41,227,772	$69,763,497
Net Asset Value (unlimited shares authorized):
Class I (unlimited shares authorized):
Net Assets	$48,954,957	$43,264,564	$42,670,219	$52,434,652
Shares Outstanding^	1,588,315	1,630,183	1,377,182	2,100,000
Net Asset Value, Offering and Redemption Price per Share	$30.82	$26.54	$30.98	$24.97

^	No Par Value
+	Including securities on loan of $61,053, $2,927,899, $1,298,046, $17,296,062, respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Statements of Assets and Liabilities (concluded)

As of December 31, 2021 (Unaudited)
		WBI BullBear
	WBI Power	Trend Switch
	Factor® High	US 3000 Total
	Dividend ETF	Return ETF
ASSETS
Investments in securities, at value *+ (Note 2)	$81,708,452	$34,223,833
Dividends and interest receivable	154,064	—
Prepaid expenses and other assets	23,144	—
Securities lending income receivable	1,538	1,336
Total Assets	81,887,198	34,225,169

LIABILITIES
Payables
Collateral received for securities loaned (Note 7)	16,121,553	4,903,010
Management fees	15,722	14,324
Administration and fund accounting fees	15,439	—
Audit fees	12,102	—
Accrued other expenses	2,163	—
Legal fees	—	1,879
Custody fees	1,446	—
Chief Compliance Officer fee	644	—
Directors fees	36	36
Total Liabilities	16,169,105	4,919,249
NET ASSETS	$65,718,093	$29,305,920

NET ASSETS CONSIST OF:
Paid-in capital	$72,152,824	$30,292,532
Total accumulated deficit	(6,434,731)	(986,612)
Net Assets	$65,718,093	$29,305,920
*Cost
Investments in securities	$79,690,278	$33,998,532
Net Asset Value (unlimited shares authorized):
Class I (unlimited shares authorized):
Net Assets	$65,718,093	$29,305,920
Shares Outstanding^	2,350,000	1,375,000
Net Asset Value, Offering and Redemption Price per Share	$27.97	$21.31

^	No Par Value
+	Including securities on loan of $15,569661, $4,793,381 respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Statements of Operations

For the Period Ended December 31, 2021 (Unaudited)
				WBI BullBear
	WBI BullBear	WBI BullBear	WBI BullBear	Global
	Value 3000 ETF	Yield 3000 ETF	Quality 3000 ETF	Income ETF
INVESTMENT INCOME
Income:
Dividends+	$556,720	$626,889	$547,166	$1,246,475
Interest	13	12	13	4
Securities lending income (Note 7)	1,178	1,631	1,482	19,007
Total Investment Income	557,911	628,532	548,661	1,265,486

Expenses:
Management fees (Note 3)	217,063	196,248	190,565	229,729
Administration, fund accounting and custodian fees (Note 6)	64,807	64,714	64,619	63,422
Professional fees	28,500	28,500	28,500	28,218
Director's fees and expenses	9,200	9,200	9,200	9,200
Insurance expenses	6,764	6,764	6,764	6,784
Exchange fees	4,304	4,304	4,304	4,400
Miscellaneous expenses	3,320	3,320	3,320	3,040
Shareholder reporting expenses	2,022	2,022	2,027	2,032
Total Expenses	335,980	315,072	309,299	346,825
Less: Fees (Waived)/Recouped	(16,770)	(26,472)	(29,057)	(11,733)
Net Expenses	319,210	288,600	280,242	335,092
Net Investment Income	238,701	339,932	268,419	930,394

REALIZED & UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	(1,235,656)	394,072	277,394	1,188,976
Net change in unrealized appreciation (depreciation) of:
Investments in securities	193,672	(65,476)	622,825	(1,357,015)
Net realized and unrealized loss on investments	(1,041,984)	328,596	900,219	(168,039)
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(803,283)	$668,528	$1,168,638	$762,355

+	Net of withholding taxes of $1,721, $569, $632, and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Statements of Operations (concluded)

For the Period Ended December 31, 2021 (Unaudited)
		WBI BullBear
	WBI Power	Trend Switch
	Factor® High	US 3000 Total
	Dividend ETF	Return ETF
INVESTMENT INCOME
Income:
Dividends+	$1,577,323	$461,237
Interest	4	2
Securities lending income (Note 7)	9,928	7,319
Total Investment Income	1,587,255	468,558

Expenses:
Management fees (Note 3)	178,458	95,664
Administration, fund accounting and custodian fees (Note 6)	65,480	—
Professional fees	28,218	2,300
Director's fees and expenses	9,200	9,199
Insurance expenses	6,784	—
Exchange fees	3,387	—
Miscellaneous expenses	3,046	—
Shareholder reporting expenses	3,043	—
Total Expenses	297,616	107,163
Less: Fees (Waived)/Recouped	(70,487)	—
Net Expenses	227,129	107,163
Net Investment Income	1,360,126	361,395

REALIZED & UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments in securities	4,413,634	2,551,867
Net change in unrealized depreciation of:
Investments in securities	(2,964,350)	(1,160,033)
Net realized and unrealized gain on investments	1,449,284	1,391,834
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,809,410	$1,753,229

+	Net of withholding taxes of $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Statements of Changes in Net Assets

	WBI BullBear Value 3000 ETF		WBI BullBear Yield 3000 ETF
	Six-Months Ended		Six-Months Ended
	December 31, 2021	Year Ended	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021	(Unaudited)	June 30, 2021
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$238,701	$724,224	$339,932	$875,769
Net realized gain (loss) on investments	(1,235,656)	8,002,798	394,072	7,963,136
Net change in unrealized appreciation (depreciation)
of investments	193,672	716,494	(65,476)	596,299
Net increase (decrease) in net assets
resulting from operations	(803,283)	9,443,516	668,528	9,435,204
DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(686,698)	(581,210)	(890,827)	(827,211)
Total distributions to shareholders	(686,698)	(581,210)	(890,827)	(827,211)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
from capital share transactions	(3,152,165)	1,516,665	(3,990,560)	(20,377,660)
Total increase (decrease) in net assets	$(4,642,146)	$10,378,971	$(4,212,859)	$(11,769,667)
NET ASSETS
Beginning of Period	$53,597,103	$43,218,132	$47,477,423	$59,247,090
End of Period	$48,954,957	$53,597,103	$43,264,564	$47,477,423

	WBI BullBear Quality 3000 ETF		WBI BullBear Global Income ETF
	Six-Months Ended		Six-Months Ended
	December 31, 2021	Year Ended	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021	(Unaudited)	June 30, 2021
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$268,419	$206,816	$930,394	$2,058,564
Net realized gain (loss) on investments	277,394	6,968,780	1,188,976	2,460,324
Net change in unrealized appreciation (depreciation)
of investments	622,825	823,939	(1,357,015)	1,210,676
Net increase (decrease) in net assets
resulting from operations	1,168,638	7,999,535	762,355	5,729,564
DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(824,798)	(101,423)	(685,621)	(2,031,404)
Total distributions to shareholders	(824,798)	(101,423)	(685,621)	(2,031,404)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets
from capital share transactions	(3,080,715)	(16,625,190)	(2,475,120)	(17,136,175)
Total decrease in net assets	$(2,736,875)	$(8,727,078)	$(2,398,386)	$(13,438,014)
NET ASSETS
Beginning of Period	$45,407,094	$54,134,172	$54,833,039	$68,271,053
End of Period	$42,670,219	$45,407,094	$52,434,652	$54,833,038

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Statements of Changes in Net Assets (concluded)

			WBI BullBear Trend Switch
	WBI Power Factor High Dividend ETF		US 3000 Total Return ETF
	Six-Months Ended		Six-Months Ended
	December 31, 2021	Year Ended	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021	(Unaudited)	June 30, 2021
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$1,360,126	$2,324,293	$361,394	$895,331
Net realized gain (loss) on investments	4,413,634	10,512,040	2,551,868	3,090,476
Net change in unrealized appreciation (depreciation)
of investments	(2,964,350)	6,832,069	(1,160,033)	2,765,312
Net increase (decrease) in net assets
resulting from operations	2,809,410	19,668,402	1,753,229	6,751,119
DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,548,540)	(2,233,944)	(454,392)	(869,319)
Total distributions to shareholders	(1,548,540)	(2,233,944)	(454,392)	(869,319)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
from capital share transactions	—	4,820,810	(1,046,433)	(12,108,760)
Total increase (decrease) in net assets	$1,260,870	$22,255,268	$252,404	$(6,226,960)
NET ASSETS
Beginning of Period	$64,457,223	$42,201,952	$29,053,516	$35,280,476
End of Period	$65,718,093	$64,457,223	$29,305,920	$29,053,516

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Financial Highlights

For capital share outstanding throughout each period/year
	WBI BullBear Value 3000 ETF
	Six-Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period/Year	$31.75	$25.60	$27.19	$28.19	$26.20	$21.85
Income (Loss) from Investment Operations:
Net investment income[1]	0.15	0.49	0.07	0.32	0.18	0.29
Net gain (loss) on investments (realized and unrealized)[2]	(0.65)	6.05	(1.54)	(0.99)	2.00	4.35
Total from investment operations	(0.50)	6.54	(1.47)	(0.67)	2.18	4.64
Less Distributions:
Distributions from net investment income	(0.43)	(0.39)	(0.12)	(0.33)	(0.19)	(0.29)
Total Distributions	(0.43)	(0.39)	(0.12)	(0.33)	(0.19)	(0.29)
Net asset value, end of period/year	$30.82	$31.75	$25.60	$27.19	$28.19	$26.20
Market price, end of period/year	$30.71	$31.77	$25.61	$27.16	$28.17	$26.28
Net Assets Total Return[3]	-1.57%[4]	25.59%	-5.40%	-2.53%	8.40%	21.34%

Supplemental Data:
Net assets, end of period/year (000's)	$48,955	$53,597	$43,218	$50,297	$64,843	$78,601
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.32%[6]	1.36%	1.25%	1.18%	1.05%	1.03%
Expenses after fees (waived)/recouped	1.25%[6]	1.25%	1.25%	1.18%	1.05%	1.03%
Net investment income to average net assets	0.93%[6]	1.71%	0.27%	1.11%	0.64%	1.19%
Portfolio turnover rate[5]	383%[4]	800%	894%	567%	527%	388%

	WBI BullBear Yield 3000 ETF
	Six-Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period/Year	$26.67	$22.53	$24.02	$25.87	$22.89	$20.25
Income (Loss) from Investment Operations:
Net investment income[1]	0.20	0.41	0.21	0.51	0.25	0.31
Net gain (loss) on investments (realized and unrealized)[2]	0.21	4.13	(1.46)	(1.84)	2.98	2.66
Total from investment operations	0.41	4.54	(1.25)	(1.33)	3.23	2.97
Less Distributions:
Distributions from net investment income	(0.54)	(0.40)	(0.21)	(0.52)	(0.25)	(0.33)
Tax return of capital to shareholders	—	—	(0.03)	—	—	—
Total Distributions	(0.54)	(0.40)	(0.24)	(0.52)	(0.25)	(0.33)
Net asset value, end of period/year	$26.54	$26.67	$22.53	$24.02	$25.87	$22.89
Market price, end of period/year	$26.50	$26.68	$22.52	$23.96	$25.83	$22.95
Net Assets Total Return[3]	1.52%[4]	20.36%	-5.22%	-5.22%	14.14%	14.82%

Supplemental Data:
Net assets, end of period/year (000's)	$43,258	$47,477	$59,247	$74,472	$82,779	$78,982
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.36%[6]	1.27%	1.14%	1.04%	1.04%	1.02%
Expenses after fees (waived)/recouped	1.25%[6]	1.25%	1.14%	1.04%	1.04%	1.02%
Net investment income to average net assets	1.47%[6]	1.68%	0.88%	2.04%	0.99%	1.47%
Portfolio turnover rate[5]	375%[4]	820%	895%	610%	491%	352%

[1]	Calculated based on average shares outstanding during the period.
[2]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.

[3]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Not Annualized.
[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Financial Highlights (continued)

For capital share outstanding throughout each period/year
	WBI BullBear Quality 3000 ETF
	Six-Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period/Year	$30.74	$26.06	$27.20	$26.07	$25.25	$21.87
Income (Loss) from Investment Operations:
Net investment income[1]	0.19	0.12	0.07	0.20	0.23	0.22
Net gain (loss) on investments (realized and unrealized)[2]	0.65	4.62	(1.10)	1.13	0.81	3.42
Total from investment operations	0.84	4.74	(1.03)	1.33	1.04	3.64
Less Distributions:
Distributions from net investment income	(0.60)	(0.06)	(0.09)	(0.20)	(0.22)	(0.26)
Tax return of capital to shareholders	—	—	(0.02)	—	—	—
Total Distributions	(0.60)	(0.06)	(0.11)	(0.20)	(0.22)	(0.26)
Net asset value, end of period/year	$30.98	$30.74	$26.06	$27.20	$26.07	$25.25
Market price, end of period/year	$30.97	$30.75	$26.07	$27.18	$26.10	$25.32
Net Assets Total Return[3]	2.73%[4]	18.21%	-3.79%	5.08%	4.11%	16.80%

Supplemental Data:
Net assets, end of period/year (000's)	$42,670	$45,407	$54,134	$61,202	$59,955	$47,983
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.38%[6]	1.31%	1.23%	1.21%	1.07%	1.04%
Expenses after fees (waived)/recouped	1.25%[6]	1.25%	1.23%	1.21%	1.07%	1.04%
Net investment income to average net assets	1.20%[6]	0.43%	0.27%	0.74%	0.86%	0.94%
Portfolio turnover rate[5]	381%[4]	838%	886%	477%	553%	320%

	WBI BullBear Global Income ETF
	Six-Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period/Year	$24.92	$23.54	$25.24	$23.86	$25.35	$25.18
Income (Loss) from Investment Operations:
Net investment income[1]	0.43	0.84	1.00	0.87	0.68	0.38
Net gain (loss) on investments (realized and unrealized)[2]	(0.06)	1.36	(1.72)	1.40	(1.47)	0.20
Total from investment operations	0.37	2.20	(0.72)	2.27	(0.79)	0.58
Less Distributions:
Distributions from net investment income	(0.32)	(0.82)	(0.98)	(0.89)	(0.70)	(0.41)
Distributions from net realized gain	—	—	—	—	—	—
Total Distributions	(0.32)	(0.82)	(0.98)	(0.89)	(0.70)	(0.41)
Net asset value, end of period/year	$24.97	$24.92	$23.54	$25.24	$23.86	$25.35
Market price, end of period/year	$24.97	$24.88	$23.53	$25.20	$23.83	$25.38
Net Assets Total Return[3]	1.47%[4]	9.48%	-2.97%	9.75%	-3.20%	2.36%

Supplemental Data:
Net assets, end of period/year (000's)	52,435	54,833	68,271	136,288	96,626	162,243
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.28%[6]	1.20%	1.03%	0.99%	1.02%	1.00%
Expenses after fees (waived)/recouped	1.24%[6]	1.20%	1.03%	0.99%	1.02%	1.00%
Net investment income to average net assets	3.44%[6]	3.42%	4.02%	3.60%	2.71%	1.53%
Portfolio turnover rate[5]	205%[4]	331%	1116%	686%	551%	479%

[1]	Calculated based on average shares outstanding durng the period.
[2]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.

[3]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Not Annualized.
[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Financial Highlights (continued)

For capital share outstanding throughout each period/year
	WBI Power Factor High Dividend ETF
	Six-Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2021	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2021	2020	2019	2018	2017[1]
Net Asset Value, Beginning of Period/Year	$27.43	$18.76	$24.56	$26.87	$24.22	$25.00
Income (Loss) from Investment Operations:
Net investment income[2]	0.58	1.10	1.12	1.12	1.21	0.53
Net gain (loss) on investments (realized and unrealized)[3]	0.62	8.65	(5.76)	(2.08)	3.19	(0.94)
Total from investment operations	1.20	9.75	(4.64)	(0.96)	4.40	(0.41)
Less Distributions:
Distributions from net investment income	(0.66)	(1.08)	(1.16)	(1.13)	(1.15)	(0.37)
Distributions from net realized gain	—	—	—	(0.22)	(0.60)	—
Total Distributions	(0.66)	(1.08)	(1.16)	(1.35)	(1.75)	(0.37)
Net asset value, end of period/year	$27.97	$27.43	$18.76	$24.56	$26.87	$24.22
Market price, end of period/year	$27.98	$27.48	$18.75	$24.53	$26.87	$24.34
Net Assets Total Return[4]	4.39%[5]	53.09%	-19.24%	-3.25%	18.51%	-1.64%[6]

Supplemental Data:
Net assets, end of period/year (000's)	$65,718	$64,457	$42,202	$103,160	$52,402	$33,903
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	0.92%[7]	0.98%	0.77%	0.70%	0.85%	1.37%[7]
Expenses after fees (waived)/recouped	0.70%[7]	0.70%	0.70%	0.70%	0.70%	0.70%[7]
Net investment income to average net assets	4.19%[7]	4.73%	4.83%	4.46%	4.73%	3.81%[7]
Portfolio turnover rate[6]	90%[6]	191%	196%	163%	171%	78%[6]

	WBI BullBear Trend Switch US 3000 Total Return ETF
	Six-Months Ended	Year Ended	Period Ended	Period Ended
	December 31, 2021	June 30,	June 30,	June 30,
	(Unaudited)	2021	2020	2019[8]
Net Asset Value, Beginning of Period/Year	$20.39	$17.00	$20.67	$20.00
Income (Loss) from Investment Operations:
Net investment income[2]	0.26	0.56	0.98	0.02
Net gain (loss) on investments (realized and unrealized)[3]	0.99	3.41	(3.25)	0.67
Total from investment operations	1.25	3.97	(2.27)	0.69
Less Distributions:
Distributions from net investment income	(0.33)	(0.58)	(0.95)	(0.02)
Distributions from net realized gain	—	—	(0.45)	—
Total Distributions	(0.33)	(0.58)	(1.40)	(0.02)
Net asset value, end of period/year	$21.31	$20.39	$17.00	$20.67
Market price, end of period/year	$21.33	$20.37	$17.04	$20.69
Net Assets Total Return[4]	6.18%[5]	23.42%	-11.65%	3.45%[5]

Supplemental Data:
Net assets, end of period/year (000's)	$29,306	$29,054	$35,280	$47,030
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	0.73%[7]	0.72%	0.70%	0.66%[7]
Expenses after fees (waived)/recouped	0.73%[7]	0.72%	0.70%	0.66%[7]
Net investment income to average net assets	2.46%[7]	2.89%	5.02%	1.07%[7]
Portfolio turnover rate[6]	331%[5]	99%	1,393%	126%[5]

[1]	Fund commencced operations on December 19, 2016. The information presented is for the period from Deccember 19, 2016 to June 30, 2017.
[2]	Calculated based on average shares outstanding during the period.
[3]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.

[4]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[5]	Not annualized.
[6]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
[7]	Annualized.
[8]	Fund commenced operations on May 28, 2019. The information presented is for the period from May 28, 2019 to June 30, 2019.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust
Notes to Financial Statements

December 31, 2021 (Unaudited)

NOTE 1 — ORGANIZATION

Absolute Shares Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2013 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of the following six separate investment portfolios (each, a “Fund” or, individually and, together, the “Funds”):

WBI BullBear Value 3000 ETF
WBI BullBear Yield 3000 ETF
WBI BullBear Quality 3000 ETF
WBI BullBear Global Income ETF
WBI Power Factor™ High Dividend ETF
WBI BullBear Trend Switch US 3000 Total Return ETF

Each Fund is classified as a diversified for purposes of the 1940 Act.

The Funds’ investment advisor, Millington Securities, Inc. (“Advisor” or “Affiliated Broker Dealer”), has selected its affiliate, WBI Investments, Inc. (“Sub-Advisor”), to act as Sub-Advisor. Both the Advisor and Sub-Advisor are registered as investment advisors with the Securities and Exchange Commission (“SEC”). The Advisor is also registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority. The Board of Trustees (the “Board” and each member a “Trustee”) supervises the conduct of the Funds.

The end of the reporting period for the Funds is December 31, 2021, and the period covered by these Notes to Financial Statements is the fiscal period from July 1, 2021 through December 31, 2021 for all funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets, liabilities and the disclosure of contingent assets and liabilities at December 31, 2021. Actual results could differ from these estimates.

A. Valuation. All equity securities, including domestic common stocks, preferred stocks, exchange traded funds and exchange traded notes, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market, Nasdaq Select Market and Nasdaq Capital Market (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices is used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price is used.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Shares in privately offered liquidity funds are valued at their NAV per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued by the Trust’s valuation committee based on the valuation procedures adopted by the Board (the “Valuation Procedures”) and information it receives from the Sub-Advisor and U.S. Bancorp Fund Services, LLC (“Fund Services”). When a security is “fair valued”, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Valuation Procedures. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Absolute Shares Trust
Notes to Financial Statements (continued)

December 31, 2021 (Unaudited)

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; including the Funds’ Valuation Committee’s assumptions used in determining the fair value of investments. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

WBI BullBear Value 3000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$47,015,521	$—	$—	$47,015,521
Short-Term Investment	1,948,783	—	—	1,948,783
Investment Purchased With Proceeds From Securities Lending	—	62,024	—	62,024
Total Investments in Securities, at value	$48,964,304	$62,024	$—	$49,026,328
WBI BullBear Yield 3000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$39,852,000	$—	$—	$39,852,000
REIT	1,729,559	—	—	1,729,559
Short-Term Investment	1,641,131	—	—	1,641,131
Investment Purchased With Proceeds From Securities Lending	—	3,001,160	—	3,001,160
Total Investments in Securities, at value	$43,222,690	$3,001,160	$—	$46,223,850
WBI BullBear Quality 3000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$39,499,299	$—	$—	$39,499,299
REIT	1,366,389	—	—	1,366,389
Short-Term Investment	1,806,814	—	—	1,806,814
Investment Purchased With Proceeds From Securities Lending	—	1,333,269	—	1,333,269
Total Investments in Securities, at value	$42,672,502	$1,333,269	$—	$44,005,771
WBI BullBear Global Income ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$51,370,117	$—	$—	$51,370,117
Short-Term Investment	1,103,336	—	—	1,103,336
Investment Purchased With Proceeds From Securities Lending	—	17,681,986	—	17,681,986
Total Investments in Securities, at value	$52,473,453	$17,681,986	$—	$70,155,439
WBI Power Factor™ High Dividend ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$65,037,813	$—	$—	$65,037,813
Short-Term Investment	549,085	—	—	549,085
Investment Purchased With Proceeds From Securities Lending	—	16,121,553	—	16,121,553
Total Investments in Securities, at value	$65,586,898	$16,121,553	$—	$81,708,451
WBI BullBear Trend Switch US 3000 Total Return ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$29,032,262	$—	$—	$29,032,262
Short-Term Investment	288,561	—	—	288,561
Investment Purchased With Proceeds From Securities Lending	—	4,903,010	—	4,903,010
Total Investments in Securities, at value	$29,320,823	$4,903,010	$—	$34,223,833

^	See Schedules of Investments for breakout of investments by industry group classification.

As of the end of the reporting period, the Funds did not recognize any transfers to or from Level 3.

B. Certain Risks. Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds. The shares of the Funds are referred to herein as “Fund Shares” or “Shares”.

Absolute Shares Trust
Notes to Financial Statements (continued)

December 31, 2021 (Unaudited)

ETF and Other Investment Companies Risk — When a Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. A Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, a Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.

Market Risk — Either the stock market as a whole or the value of a Fund asset or an investment held by an exchange-traded product (“ETP”) in which a Fund invests may go down, resulting in a decrease in the NAV of the Fund or its Shares or a decrease in the market price of the Shares.

Equity Securities Risk — Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If a Fund or an ETP holds common stock equivalents of any given issuer, the Fund or ETP will generally be exposed to greater risk than if the Fund or ETP held preferred stocks and debt obligations of such issuer.

Foreign and Emerging Market Securities Risk — Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Funds’ investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

Fluctuation of Net Asset Value — The NAV of the Shares will fluctuate with changes in market value of the Funds’ holdings.

Shares are Not Individually Redeemable — Shares are only redeemable by the Funds at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only Authorized Participants (“APs”) may engage in such creation and redemption transactions directly with the Funds. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the Shares.

C. Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

D. Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Premiums and discounts are amortized/accreted using the effective interest method over the lives of the respective debt instruments.

E. Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by WBI BullBear Value 3000 ETF, WBI BullBear Quality 3000 ETF, WBI Power Factor™ High Dividend ETF, and WBI BullBear Trend Switch US 3000 Total Return ETF, on a quarterly basis. Distributions to shareholders from net investment income are declared and paid by WBI BullBear Yield 3000 ETF on a monthly basis. Distributions from net realized gains on securities are normally declared and paid by all Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F. Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE ARCA, Inc., the exchange

Absolute Shares Trust
Notes to Financial Statements (continued)

December 31, 2021 (Unaudited)

where the Funds’ shares are listed, is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

G. Guarantees and Indemnifications. The Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.

H. Expenses.  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses which are attributable to the Fund and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Fund, based either upon relative average net assets or evenly among the Funds.

I. Subsequent Events. In preparing these financial statements, the Advisor has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to December 31, 2021 that materially impacted that amounts or disclosures in the Funds financial statements.

J. New Accounting Pronouncements and Other Matters. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022.  Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

K. Liquidity Risk Management Program. The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Fund’s Board of Trustees approved the appointment of representatives of the Valuation Committee as Liquidity Risk Management administrators, who are responsible for the program’s administration and oversight and for reporting to the Board.

NOTE 3 — MANAGEMENT FEE

Pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor serves as the investment advisor, makes investment decisions for each Fund, and manages the investment portfolios of the Funds, subject to the supervision of and policies of the Board. Under the Advisory Agreement for the Funds the Advisor may retain an investment sub-advisor for the Funds, subject to approval by the Board and Fund shareholders. Under a sub-advisory agreement, (“Sub-Advisory Agreement”) the Sub-Advisor serves as the investment sub-advisor and is responsible for the day to day management of the Funds, subject to the supervision of the Advisor and the Board. For the services the Sub-Advisor provides to each Fund, the Sub-Advisor receives a fee that is equal to 0.85% per year of the average daily net assets (calculated daily and paid monthly) of WBI

Absolute Shares Trust
Notes to Financial Statements (continued)

December 31, 2021 (Unaudited)

BullBear Value 3000 ETF, WBI BullBear Yield 3000 ETF, WBI BullBear Quality 3000 ETF, and WBI Global Income ETF. For the services the Sub-Adviser provides to WBI Power Factor® High Dividend ETF, the Sub-Advisor receives a fee that is equal to 0.55% per year of average daily net assets, which is calculated daily and paid monthly. The Advisor is paid 0.04% of each Fund’s average daily net assets (calculated daily and paid monthly) from the management fees collected by the Sub-Advisor.

Separately, under the Advisory Agreement, for the WBI BullBear Trend Switch US 3000 Total Return ETF, the Advisor has agreed to pay or will cause its affiliated Sub-Advisor to pay, all of the expenses of the Funds, except for: the fee payment under the Advisory Agreement, payments under each Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), compensation and expenses of the independent Trustees (including independent Trustee counsel fees), litigation expenses and other extraordinary expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto). For the services the Sub-Advisor provides to the Funds, the Sub-Advisor receives a fee that is equal to 0.65% per year of the average daily net assets of the Funds which is calculated daily and paid monthly. The Advisor is paid 0.04% of the Funds’ average daily net assets (calculated daily and paid monthly) from the management fees collected by the Sub-Advisor.

NOTE 4 — PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Sub-Advisory Agreement, the Sub-Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions. The Sub-Advisor has typically determined to execute portfolio transactions through the Advisor in its capacity as a registered broker-dealer (the “Affiliated Broker Dealer”). For the current fiscal period, the Affiliated Broker Dealer did not receive any explicit brokerage commissions paid by the Funds. However, the Affiliated Broker Dealer did receive compensation in connection with Fund portfolio transactions in the form of payment for order flow (“PFOF”). PFOF is compensation that the Affiliated Broker Dealer receives for routing orders to certain market destinations. The PFOF paid by market centers to the Affiliated Broker Dealer impacts the “net” transaction prices ultimately received by customers of the Affiliated Broker Dealer, including the Sub-Advisor and the Funds, as the market centers utilized by the Affiliated Broker Dealer will generally adjust execution prices to account for the PFOF arrangements (higher for purchases, lower for sales). For the current fiscal period, the Affiliated Broker Dealer received the following monetary payments which were paid, at the same level, by all market centers that received orders routed by the Affiliated Broker Dealer: $0.0125 per share for all equity security executions and $0.0150 per share for all exchange traded product (“ETP”) executions, subject to certain limited exceptions.

NOTE 5 — EXPENSE LIMITATION AND REIMBURSEMENT

The Sub-Advisor has entered into an Expense Limitation Agreement (an “Agreement”) with the Trust to waive the fees and reimburse expenses of each Fund until at least October 31, 2022 (the “Expiration Date”) so that the total operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with U.S. GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (the “Operating Expenses”) of WBI Power Facto® High Dividend ETF is limited to 0.70% and each of the remaining Funds is limited to 1.25% of average net assets (the “Expense Cap”). The Sub-Advisor may discontinue its obligations under the Agreements at any time in its sole discretion after the Expiration Date. The Funds have agreed to repay the amounts borne by the Sub-Advisor under the Agreements within the three year period after the Sub-Advisor bears the expense, when and if requested by the Sub-Advisor, to the extent the Operating Expenses of the Funds are less than the lower of the Expense Cap and any expense limitation agreement then in effect with respect to the Operating Expenses. The repayment may not raise the level of Operating Expenses of the Funds in the month of repayment to exceed the Expense Cap.

The following table shows the remaining waived and/or reimbursed expenses subject to potential recovery during the current fiscal period. The Sub-Advisor may recapture a portion of the unreimbursed amounts no later than the dates stated:

	June 30, 2022	June 30, 2023	June 30, 2024	June 30, 2025
WBI BullBear Value 3000 ETF	—	—	48,759	16,770
WBI BullBear Yield 3000 ETF	—	—	10,011	26,472
WBI BullBear Quality 3000 ETF	—	—	29,355	29,057
WBI BullBear Global Income ETF	—	—	—	11,733
WBI Power Factor™ High Dividend ETF	7,418	55,416	135,307	70,487

The Funds must pay their current ordinary operating expense before the Sub-Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board of Trustees’ review and approval.

NOTE 6 — COMPLIANCE AND ADMINISTRATION SERVICING AGREEMENTS

The Trust has entered into an agreement with Foreside Compliance Services, LLC (“Foreside”), whereby Foreside agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-1 of the 1940 Act.

Absolute Shares Trust
Notes to Financial Statements (continued)

December 31, 2021 (Unaudited)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”) serves as the independent administrator and U.S. Bank National Association (the “Custodian”) serves as the custodian to the Funds. Under the Fund Administration Servicing, Fund Accounting Servicing, and Transfer Agent Servicing Agreements, the Administrator is responsible for keeping financial books and records of the Funds and generally managing the administrative affairs and transfer agency services.

NOTE 7 — SECURITIES LENDING

The Funds may lend up to 33∨% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S Bank N.A. (“the Custodian” and “Securities Lending Agent”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars and shall be collateralized in the amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the current fiscal period, Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

At period end, the value of the securities on loan and payable for collateral due to broker were as follows:

Fund	Value of Securities on Loan	Collateral Received*
WBI BullBear Value 3000 ETF	$61,053	$62,024
WBI BullBear Yield 3000 ETF	2,927,899	3,001,160
WBI BullBear Quality 3000 ETF	1,298,046	1,333,269
WBI BullBear Global Income ETF	17,296,062	17,681,986
WBI Power Factor™ High Dividend ETF	15,569,661	16,121,553
WBI BullBear Trend Switch US 3000 Total Return ETF	4,793,381	4,903,010
________

*
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity.

Fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal year, was as follows:

Fees and Interest Income Earned

Fund	Fees and Interest Income Earned
WBI BullBear Value 3000 ETF	1,178
WBI BullBear Yield 3000 ETF	1,631
WBI BullBear Quality 3000 ETF	1,483
WBI BullBear Global Income ETF	19,007
WBI Power Factor™ High Dividend ETF	9,928
WBI BullBear Trend Switch US 3000 Total Return ETF	7,318

Offsetting Assets and Liabilities. The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total exposure to counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the arrangements subject to offsetting during the current fiscal period.

			Gross Amounts	Net Amounts
		Value of	Offset in the	Presented in the
		Securities	Statement of	Statement of	Collateral	Net
Fund	Description	on Loan	Assets & Liabilities	Assets & Liabilities	Received	Amount
WBI BullBear Value 3000 ETF	Securities Lending	$61,053	$—	$61,053	$61,053	$—
WBI BullBear Yield 3000 ETF	Securities Lending	2,927,899	—	2,927,899	2,927,899	—
WBI BullBear Quality 3000 ETF	Securities Lending	1,298,046	—	1,298,046	1,298,046	—
WBI BullBear Global Income ETF	Securities Lending	17,296,062	—	17,296,062	17,296,062	—
WBI Power Factor™ High Dividend ETF	Securities Lending	15,569,661	—	15,569,661	15,569,661	—
WBI BullBear Trend Switch
US 3000 Total Return ETF	Securities Lending	4,793,381	—	4,793,381	4,793,381	—

Absolute Shares Trust
Notes to Financial Statements (continued)

December 31, 2021 (Unaudited)

NOTE 8 — TAX INFORMATION

The tax character of distributions declared by the Funds was as follows:

	Year/Period Ended June 30, 2021			Year/Period Ended June 30, 2020
	Ordinary	Long Term	Return of	Ordinary	Long Term	Return of
Fund	Income	Capital Gain	Capital	Income	Capital Gain	Capital
WBI BullBear Value 3000 ETF	$581,210	$—	$—	$242,901	$—	$—
WBI BullBear Yield 3000 ETF	827,211	—	—	—	84,576	—
WBI BullBear Quality 3000 ETF	101,423	—	—	170,658	—	44,276
WBI BullBear Global Income ETF	2,031,404	—	—	3,857,876	—	—
WBI Power Factor® High Dividend ETF	2,233,944	—	—	3,729,916	—	—
WBI BullBear Trend Switch US 3000 Total Return ETF[1]	869,319	—	—	—	—	—

1	Information for WBI BullBear Trend Switch US 3000 Total Return ETF is for the period from May 28, 2019 to June 30, 2019

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended June 30, 2021.

As of June 30, 2021, the components of accumulated earnings (losses) for income tax purposes were as follows:

	WBI BullBear	WBI BullBear	WBI BullBear	WBI BullBear
	Value 3000 ETF	Yield 3000 ETF	Quality 3000 ETF	Global Income ETF
Cost of investments	$61,657,301	$57,123,778	$54,001,532	$71,664,079
Gross tax unrealized appreciation	2,212,761	2,389,203	2,331,284	1,748,957
Gross tax unrealized depreciation	(228,804)	(96,314)	(173,456)	(87)
Net tax unrealized appreciation	1,983,957	2,292,889	2,157,828	1,748,870

		WBI BullBear
	WBI Power	Trend Switch
	Factor® High	US 3000 Total
	Dividend ETF	Return ETF
Cost of investments	$69,596,659	$37,496,159
Gross tax unrealized appreciation	6,063,284	1,385,334
Gross tax unrealized depreciation	(1,156,290)	—
Net tax unrealized appreciation	4,906,994	1,385,334

As of June 30, 2021, the components of accumulated earnings (losses) for income tax purposes were as follows:

	WBI BullBear	WBI BullBear	WBI BullBear	WBI BullBear
	Value 3000 ETF	Yield 3000 ETF	Quality 3000 ETF	Global Income ETF
Net tax unrealized appreciation	$1,983,957	$2,292,889	$2,157,828	$1,748,870
Undistributed ordinary income	443,446	566,518	562,173	32,938
Undistributed long term gain (loss)	—	—	—	—
Total distributable earnings	443,446	566,518	562,173	32,938
Other accumulated loss	(16,103,850)	(58,890,001)	(27,706,929)	(10,302,568)
Total accumulated loss	$(13,676,447)	$(56,030,594)	$(24,980,829)	$(8,520,760)

		WBI BullBear
	WBI Power	Trend Switch
	Factor® High	US 3000 Total
	Dividend ETF	Return ETF
Net tax unrealized appreciation	$4,906,994	$1,385,334
Undistributed ordinary income	189,530	26,012
Undistributed long term gain (loss)	—	—
Total distributable earnings	189,530	26,012
Other accumulated loss	(12,792,125)	(3,696,795)
Total accumulated loss	$(7,695,601)	$(2,285,449)

Net capital losses incurred after October 31, 2020, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

Absolute Shares Trust
Notes to Financial Statements (continued)

December 31, 2021 (Unaudited)

As of June 30, 2021, the Funds had the following short-term and long-term capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
WBI BullBear Value 3000 ETF+	16,103,208	642
WBI BullBear Yield 3000 ETF+	58,890,001	—
WBI BullBear Quality 3000 ETF+	27,706,929	—
WBI BullBear Global Income ETF	10,302,567	—
WBI Power Factor® High Dividend ETF	5,092,224	7,699,901
WBI BullBear Trend Switch US 3000 Total Return ETF	3,696,795	—

+	Annual limitation may apply to a portion of the losses under IRC 382.

At June 30, 2021, the following funds deferred, on a tax basis, late year losses of:

	Capital	Ordinary
WBI BullBear Value 3000 ETF	—	—
WBI BullBear Yield 3000 ETF	—	—
WBI BullBear Quality 3000 ETF	—	—
WBI BullBear Global Income ETF	—	—
WBI Power Factor® High Dividend ETF	—	—
WBI BullBear Trend Switch US 3000 Total Return ETF	—	—

NOTE 9 — PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	All Other
Fund	Purchases	Sales
WBI BullBear Value 3000 ETF	$185,178,150	$187,370,531
WBI BullBear Yield 3000 ETF	161,444,848	163,296,925
WBI BullBear Quality 3000 ETF	155,899,797	157,776,699
WBI BullBear Global Income ETF	108,958,405	109,200,147
WBI Power Factor™ High Dividend ETF	56,588,685	56,948,780
WBI BullBear Trend Switch US 3000 Total Return ETF	95,059,326	95,208,096

During the current fiscal period, the values of the in-kind security transactions were as follows:

Fund	Subscriptions	Redemptions
WBI BullBear Value 3000 ETF	$—	$3,200,399
WBI BullBear Yield 3000 ETF	—	3,991,298
WBI BullBear Quality 3000 ETF	—	3,099,478
WBI BullBear Global Income ETF	—	2,442,665
WBI Power Factor™ High Dividend ETF	—	—
WBI BullBear Trend Switch US 3000 Total Return ETF	—	1,033,927

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

NOTE 10 — SHARE TRANSACTIONS

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges as the other shares of such Fund.

The Trust has entered into an agreement with NYSE Group, Inc. to list the Funds’ (“Shares”) on NYSE Arca, Inc., an indirect wholly-owned subsidiary of NYSE Group, Inc. Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Each Fund’s typical creation unit size Is as follows:

Fund	Creation Unit
WBI BullBear Value 3000 ETF	50,000
WBI BullBear Yield 3000 ETF	50,000
WBI BullBear Quality 3000 ETF	50,000
WBI BullBear Global Income ETF	50,000
WBI Power Factor™ High Dividend ETF	50,000
WBI BullBear Trend Switch US 3000 Total Return ETF	25,000

Creation Units will be issued and redeemed principally in-kind, however, the Trust reserves the right to offer a cash option for creations and redemptions of Shares. Once created, Shares generally will trade in the secondary market at market prices that change

Absolute Shares Trust
Notes to Financial Statements (continued)

December 31, 2021 (Unaudited)

throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Corporation participant and, in each case, must have executed a participant agreement with Foreside Fund Services, LLC, the Funds’ distributor (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Transactions in each Fund’s shares were as follows:

	WBI BullBear Value 3000 ETF				WBI BullBear Yield 3000 ETF
	Period Ended		Year Ended		Period Ended		Year Ended
	December 31, 2021		June 30, 2021		December 31, 2021		June 30, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	450,000	$13,741,370	—	$—	600,000	$5,370,200
Shares Redeemed	(100,000)	(3,152,165)	(450,000)	(12,224,705)	(150,000)	(3,990,560)	(1,450,000)	(35,747,860)
	(100,000)	$(3,152,165)	—	$1,516,665	(150,000)	$(3,990,560)	(850,000)	$(20,377,660)
Beginning Shares	1,688,315		1,688,315		1,780,183		2,630,183
Ending Shares	1,588,315		1,688,315		1,630,183		1,780,183

	WBI BullBear Quality 3000 ETF				WBI BullBear Global Income ETF
	Period Ended		Year Ended		Period Ended		Year Ended
	December 31, 2021		June 30, 2021		December 31, 2021		June 30, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	450,000	$13,158,315	—	$—	50,000	$1,237,430
Shares Redeemed	(100,000)	(3,080,715)	(1,050,001)	(29,783,505)	(100,000)	(2,475,120)	(750,000)	(18,373,605)
	(100,000)	$(3,080,715)	(600,001)	$(16,625,190)	(100,000)	$(2,475,120)	(700,000)	$(17,136,175)
Beginning Shares	1,477,182		2,077,183		2,200,000		2,900,000
Ending Shares	1,377,182		1,477,182		2,100,000		2,200,000

	WBI Power Factor High Dividend ETF				WBI BullBear Trend Switch US 3000 Total Return ETF
	Period Ended		Year Ended		Period Ended		Year Ended
	December 31, 2021		June 30, 2021		December 31, 2021		June 30, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	700,000	$18,438,840	—	$—	150,000	$2,941,075
Shares Redeemed	—	—	(600,000)	(13,618,030)	(50,000)	(1,046,433)	(800,000)	(15,049,835)
	—	$—	100,000	$4,820,810	(50,000)	$(1,046,433)	(650,000)	$(12,108,760)
Beginning Shares	2,350,000		2,250,000		1,425,000		2,075,000
Ending Shares	2,350,000		2,350,000		1,375,000		1,425,000

The tax character of distributions declared by the Funds during the year/period ended June 30, 2020 and year/period ended June 30, 2019 were as follows:

Absolute Shares Trust
Expense Examples

For the Period Ended December 31, 2021 (Unaudited)

As a shareholder you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 – December 31, 2021).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

WBI BullBear Value 3000 ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2021	December 31, 2021	During the Period^
Actual	$1,000.00	$1,053.50	$6.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.90	$6.36

WBI BullBear Yield 3000 ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2021	December 31, 2021	During the Period^
Actual	$1,000.00	$1,045.70	$6.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.76	$6.50

WBI BullBear Quality 3000 ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2021	December 31, 2021	During the Period^
Actual	$1,000.00	$1,046.00	$6.45
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.90	$6.36

WBI BullBear Global Income ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2021	December 31, 2021	During the Period^
Actual	$1,000.00	$1,008.90	$6.27
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.96	$6.31

Absolute Shares Trust
Expense Examples

For the Period Ended December 31, 2021 (Unaudited)

WBI Power Factor™ High Dividend ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2021	December 31, 2021	During the Period^
Actual	$1,000.00	$1,076.70	$4.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.97	$4.28
WBI BullBear Trend Switch US 3000 Total Return ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2021	December 31, 2021	During the Period^
Actual	$1,000.00	$1,003.80	$3.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.53	$3.71
_________

^
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, multiplied by 184/365 to reflect the one-half year period.

Absolute Shares Trust

Information About the Portfolio Holdings
(Unaudited)

The Trust files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 772-5810.  Furthermore, you may obtain the Form N-Q or Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are updated daily and posted on its website at www.wbietfs.com.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 772-5810, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.wbietfs.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 will be available by calling toll-free at (800) 772-5810 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 772-5810, or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.wbietfs.com.

Frequency Distributions of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.wbietfs.com.

 (This Page Intentionally Left Blank.)

Absolute Shares Trust

Advisor
Millington Securities
331 Newman Springs Road Suite 105
Red Bank, New Jersey  07701

Sub-Advisor
WBI Investments, Inc
331 Newman Springs Road Suite 105
Red Bank, New Jersey  07701

Index Provider (WBIY only)
Solactive AG
Guiollettstraβe 54
60325 Frankfurt am Main, Germany

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Securities Lending Agent
U.S. Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, Minnesota  55402-7020

Independent Registered
Public Accounting Firm
KPMG LLP
51 John F. Kennedy Parkway
Short Hills, New Jersey  07078

Legal Counsel
K&L Gates LLP
599 Lexington Avenue
New York, New York  10022

WBI BullBear Value 3000 ETF	WBIF
WBI BullBear Yield 3000 ETF	WBIG
WBI BullBear Quality 3000 ETF	WBIL
WBI BullBear Global Income ETF	WBII
WBI Power Factor® High Dividend ETF	WBIY
WBI BullBear Trend Switch US 3000 Total Return ETF	WBIT

(b)  Not applicable for this Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Absolute Shares Trust

By (Signature and Title)*    /s/Don Schreiber, Jr.
Don Schreiber, Jr., President and Principal Executive Officer

Date    March 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Don Schreiber, Jr.
Don Schreiber, Jr., President and Principal Executive Officer

Date    March 3, 2022

By (Signature and Title)*    /s/Steven Van Solkema
Steven Van Solkema, Treasurer and Principal Financial Officer

Date    March 3, 2022

* Print the name and title of each signing officer under his or her signature.